share-based compensation - TELUS International (Cda) Inc. share options (Details)	12 Months Ended
	Dec. 31, 2024 Options EquityInstruments $ / shares	Dec. 31, 2024 Options EquityInstruments $ / shares $ / shares	Dec. 31, 2023 EquityInstruments Options $ / shares	Dec. 31, 2023 EquityInstruments Options $ / shares $ / shares	Dec. 31, 2024 Options EquityInstruments $ / shares	Dec. 31, 2023 Options EquityInstruments $ / shares
Telus International (Cda) Inc. share options, U.S. $ denominated share-based compensation
Number of share options outstanding, beginning of period | Options	2,536,783	2,536,783	2,677,297	2,677,297
Weighted average share price of options outstanding, beginning of period		$ 10.39		$ 10.27
Granted (in shares) | Options	2,909,788	2,909,788
Granted (in dollars per share		$ 3.69
Number of share options exercised | Options			124,337	124,337
Number of share options forfeited | Options	(93,843)	(93,843)	(16,177)	(16,177)
Weighted average share price of options exercised				$ 8.46
Weighted average share price of options forfeited		$ 22.73		$ 5.77
Number of share options outstanding, end of period | Options	5,352,728	5,352,728	2,536,783	2,536,783
Weighted average share price of options outstanding, end of period		$ 6.53		$ 10.39
Number of options exercisable | Options	2,363,846	2,363,846	2,316,683	2,316,683	2,363,846	2,316,683
Weighted average share option price, exercisable					$ 9.32	$ 9
TELUS International (Cda) Inc. subordinated voting share options - priced at $3.69 share-based compensation
Number of share options outstanding, end of period | Options	2,899,794	2,899,794
Option price					$ 3.69
TELUS International (Cda) Inc. subordinated voting share options - priced between US$4.87 and US$8.95 share-based compensation
Number of options exercisable | Options	2,096,582	2,096,582			2,096,582
TELUS International (Cda) Inc. subordinated voting share options - priced at US$25.00 share-based compensation
Weighted average share option price, exercisable					$ 25
Weighted average remaining contractual life (years)	6 years 2 months 12 days	6 years 2 months 12 days
TELUS Corporation share options
share-based compensation
Number of share options outstanding, beginning of period | EquityInstruments	1,778,901	1,778,901	2,755,300	2,755,300
Weighted average share price of options outstanding, beginning of period	$ 22.35		$ 22.05
Number of share options exercised | EquityInstruments	101,700	101,700	774,899	774,899
Number of share options forfeited | EquityInstruments	(157,700)	(157,700)	(201,500)	(201,500)
Weighted average share price of options exercised	$ 21.29		$ 21.35
Weighted average share price of options forfeited	$ 22.08		$ 22.11
Number of share options outstanding, end of period | EquityInstruments	1,519,501	1,519,501	1,778,901	1,778,901
Weighted average share price of options outstanding, end of period	$ 22.45		$ 22.35
Number of options exercisable | EquityInstruments	1,519,501	1,519,501	1,518,901	1,518,901	1,519,501	1,518,901
Weighted average share option price, exercisable	$ 22.45	$ 22.45	$ 21.73	$ 21.73
Weighted average share option price, exercisable	$ 23.24		$ 24.67
Weighted average remaining contractual life (years)	2 years 6 months	2 years 6 months
Minimum | TELUS International (Cda) Inc. share options
share-based compensation
Variable payout (as a percent)	0.00%	0.00%			0.00%
Minimum | TELUS International (Cda) Inc. subordinated voting share options - priced between US$4.87 and US$8.95 share-based compensation
Option price					$ 4.87
Weighted average remaining contractual life (years)	2 years	2 years
Maximum | TELUS International (Cda) Inc. share options
share-based compensation
Exercise period	10 years	10 years
Variable payout (as a percent)	100.00%	100.00%			100.00%
Maximum | TELUS International (Cda) Inc. subordinated voting share options - priced at $3.69 share-based compensation
Weighted average remaining contractual life (years)	9 years 8 months 12 days	9 years 8 months 12 days
Maximum | TELUS International (Cda) Inc. subordinated voting share options - priced between US$4.87 and US$8.95 share-based compensation
Option price					$ 8.95